Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables [line items]
Prepaid expenses	$ 133	$ 79
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,261	3,792
Interest receivables	67	43
Tax receivable, other than income tax	660	416
Loans to customers	52	60
Prepaid expenses	568	493
Other receivables	553	467
Current trade and other receivables	$ 6,161	$ 5,270